Investments in Affiliates - Schedule of Equity Method Investments (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Equity Method Investments [Line Items]
Total investments	¥ 1,004,683
BGM [Member]
Schedule of Equity Method Investments [Line Items]
Total investments	1,000,000
HK JVs [Member]
Schedule of Equity Method Investments [Line Items]
Total investments	¥ 4,683